TO OUR SHAREHOLDERS:

We are pleased to present MassMutual Participation Investors' report for the first nine months of 1995.

The net asset value per share of Participation Investors reached another record high at $10.15 primarily reflecting continued strength in our equity related investments. Net investment income for the nine months increased to $5.1 million or $.55 per share from $4.5 million or $.49 per share for the comparable period in 1994. Net investment income for the quarter held steady at $.18 per share.

In order to ensure that the Trust is well positioned to capitalize on the strong private placement market, the Trust issued a $12,000,000, 6.93% senior convertible note to Massachusetts Mutual Life Insurance Company. Some of these proceeds were put to work during the quarter as we completed three new financings. The new purchases are Cains Foods, L.P., Intermetrics, Inc., and Jackson Products, Inc. and total about $3.8 million. Together these investments provide a weighted average coupon of about 11.3% in addition to their capital gains potential via their equity features. A brief description of these companies is provided in the Schedule of Investments.

The Trust's total return performance based on earnings and change in net asset value was 20.3% for the twelve months ended September 30, 1995. In comparison, the Lehman Brothers Government/Corporate Bond Index was up 14.3% and the Standard & Poor's Industrial Stock Index was up 28.1% for the same period.

The Trust realized capital gains of $692,751 or $.08 per share during the third quarter, bringing our year-to-date gains to $3,136,074 or $.34 per share. From our private portfolio, we partially or completely disposed of two companies at a net gain of $251,722 for the quarter. On the public side, we continued to be very successful in generating gains and realized $441,029 of net profits during the quarter. These gains more than offset the Trust's $2,245,122 in capital loss carry forward.

At September 30, 1995, the Trust had 60.9% of the portfolio invested in seventy four private placement and Rule 144A issues. Of this amount, 19.5% was invested in investment grade issues. Counting our publicly traded issues, 41.1% of the portfolio was invested in investment grade securities. Despite the gains realized during the year, as of mid-October, 1995, there were six private placement companies in the portfolio in which the combined public stock market value exceeded the Trust's cost or exercise price by $5.5 million.

At the October Board meeting, the Trustees declared a dividend of 18 cents per share payable on November 9, 1995 to shareholders of record on October 31, 1995. A dividend of 18 cents per share was paid in the preceding quarter. We thank you for your continued support and interest in Participation Investors.

                                      Sincerely,

                                      /s/Stuart H. Reese
                                      Stuart H. Reese
                                      President

October 31, 1995

                      MassMutual Participation Investors

                      STATEMENT OF ASSETS AND LIABILITIES
                          September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995         1994
                                                     ------------ ------------
Assets:
Investments (Notes 2A, 2B and 6)
 (See Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 1995 - $61,811,373; 1994 - $55,982,476).....  $ 65,721,854 $ 56,279,576
Corporate public securities at market value
 (Cost 1995 - $25,082,502; 1994 - $27,410,680).....    26,758,054   26,369,036
Short-term securities at cost plus earned discount
 which approximates market value...................    14,191,350           --
                                                     ------------ ------------
                                                      106,671,258   82,648,612
Cash...............................................     1,251,160      211,073
Interest and dividends receivable, net.............     1,787,421    1,616,051
Receivable for investments sold....................       103,369    1,435,399
Receivable for principal payments..................       318,092      238,827
Other assets.......................................         4,043        4,043
                                                     ------------ ------------
  Total assets.....................................  $110,135,343 $ 86,154,005
                                                     ------------ ------------
Liabilities:
Payable for investments purchased..................  $  4,069,029 $  2,167,625
Management fee payable (Note 4)....................       210,483      188,357
Note payable (Note 5)..............................    12,000,000           --
Interest payable (Note 5)..........................       170,940           --
Accrued expenses...................................       136,981       83,611
  Total liabilities................................    16,587,433    2,439,593
Net Assets:
Shares of beneficial interest, par value $.01 per
 share; an unlimited number authorized.............        92,167       92,167
Additional paid-in capital.........................    84,895,820   84,895,820
Retained net realized gain on investments,
 prior years.......................................       204,495      204,495
Undistributed net investment income (Note 2C)......     1,878,444    1,437,928
Accumulated net realized gain (loss) on
 investments (Note 3)..............................       890,951   (2,171,454)
Net unrealized appreciation (depreciation) of
 investments (Notes 2A and 6)......................     5,586,033     (744,544)
                                                     ------------ ------------
  Total net assets.................................    93,547,910   83,714,412
                                                     ------------ ------------
  Total liabilities and net assets.................  $110,135,343 $ 86,154,005
                                                     ------------ ------------
Shares of beneficial interest issued and
 outstanding.......................................     9,216,665    9,216,665
                                                     ============ ============
Net asset value per share..........................  $      10.15 $       9.08
                                                     ============ ============

                      See Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
             For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995         1994
                                                     ------------ ------------
Investment Income (Note 2B):
Interest...........................................  $  5,922,260 $  5,227,125
Dividends..........................................       143,225       53,756
                                                     ------------ ------------
  Total income.....................................     6,065,485    5,280,881
                                                     ------------ ------------
Expenses:
Management fee (Note 4)............................       608,451      568,313
Trustees' fees and expenses........................        38,270       38,562
Transfer Agent/Registrar's expenses................        70,187       81,986
Custodian's fees...................................        18,647       17,619
Interest (Note 5)..................................       170,940           --
Reports to shareholders............................        32,247       25,261
Audit and legal....................................        35,890       47,320
Other..............................................        15,638       19,439
                                                     ------------ ------------
  Total expenses...................................       990,270      798,500
                                                     ------------ ------------
Net investment income..............................     5,075,215    4,482,381
                                                     ------------ ------------
Net realized and unrealized gain (loss) on
 investments (Notes 2A and 2B):
Net realized gain (loss) on investments (Note 3)...     3,136,074     (131,413)
Net change in unrealized appreciation/depreciation
 of investments....................................     7,224,034   (1,704,073)
                                                     ------------ ------------
 Net gain (loss) on investments....................    10,360,108   (1,835,486)
                                                     ------------ ------------
Net increase in net assets resulting
 from operations...................................  $ 15,435,323 $  2,646,895
                                                     ============ ============

                      See Notes to Financial Statements.

                            STATEMENT OF CASH FLOWS
             For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995         1994
                                                     ------------ ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received...................  $  5,452,261 $  4,581,591
 Operating expenses paid...........................      (753,140)    (770,472)
                                                     ------------ ------------
  Net cash provided by operating activities........     4,699,121    3,811,119
                                                     ------------ ------------
Cash flows from investing activities:
 Change in short-term portfolio securities, net....   (13,303,549)   7,217,959
 Purchase of portfolio securities..................   (30,168,077) (35,858,300)
 Proceeds from disposition of portfolio securities.    32,803,690   29,640,466
                                                     ------------ ------------
 Net cash (used for) provided by investing
  activities.......................................   (10,667,936)   1,000,125
                                                     ------------ ------------
 Net cash (used for) provided by operating
  and investing activities.........................    (5,968,815)   4,811,244

Cash flows from financing activities:
 Cash dividends paid from net investment
  income...........................................    (4,792,666)  (4,535,548)
 Cash dividends paid from return of capital........            --      (72,785)
 Issuance of Convertible Senior Note...............    12,000,000           --
                                                     ------------ ------------
 Net cash provided by (used for) financing
  activities.......................................     7,207,334   (4,608,333)
                                                     ------------ ------------
Net increase in cash...............................     1,238,519      202,911

Cash - beginning of year...........................        12,641        8,162
                                                     ------------ ------------
Cash - end of period...............................  $  1,251,160 $    211,073
                                                     ============ ============

                      See Notes to Financial Statements.

             For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995         1994
                                                     ------------ ------------
Reconciliation of net increase (decrease) in net
 assets to net cash from operating and investing
 activities:

Net increase in net assets resulting
 from operations...................................  $ 15,435,323 $  2,646,895
                                                     ------------ ------------
(Increase) decrease in investments.................   (25,181,146)   2,022,903
Increase in interest and dividends
 receivable, net...................................      (183,477)    (469,650)
Increase in receivable for investments sold........       (94,969)  (1,435,399)
Increase in receivable for principal
 payments..........................................      (246,663)    (145,115)
Increase in other assets...........................        (4,043)      (4,043)
Increase in payable for investments purchased......     4,069,029    2,167,625
Increase (decrease) in management fee payable......        27,264         (888)
Increase in interest payable.......................       170,940           --
Increase in accrued expenses.......................        38,927       28,916
                                                     ------------ ------------
  Total adjustments to net assets from
   operations......................................   (21,404,138)   2,164,349
                                                     ------------ ------------
  Net cash (used for) provided by operating
   and investing activities........................  $ (5,968,815)$  4,811,244
                                                     ============ ============

                      See Notes to Financial Statements.

                      STATEMENT OF CHANGES IN NET ASSETS
             For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995         1994
                                                     ------------ ------------
Increase (decrease) in net assets:
Operations:
 Net investment income.............................  $  5,075,215 $  4,482,381
 Net realized gain (loss) on investments...........     3,136,074     (131,413)
 Net change in unrealized appreciation/depreciation
  of investments...................................     7,224,034   (1,704,073)
                                                     ------------ ------------
 Net increase in net assets resulting
  from operations..................................    15,435,323    2,646,895

Dividends to shareholders from:
 Net investment income (1995 - $.36 per share;
  1994 - $.33 per share)...........................    (3,317,999)  (3,041,499)
                                                     ------------ ------------
   Total increase (decrease).......................    12,117,324     (394,604)

Net assets, beginning of year......................    81,430,586   84,109,016
                                                     ------------ ------------
Net assets, end of period (including
 undistributed net investment income in
 1995 - $1,878,444; 1994 - $1,437,928).............  $ 93,547,910 $ 83,714,412
                                                     ============ ============

                      See Notes to Financial Statements.

SELECTED PER SHARE DATA
Selected data for each share of beneficial interest outstanding for the periods ended:

                                                        For the
                                                     period ended   For the
                                                        9/30/95    year ended
                                                      (Unaudited)   12/31/94
                                                      -----------  ----------
Net asset value:
 Beginning of year.................................   $    8.84    $    9.13
                                                      ---------    ---------
Net investment income..............................         .55          .66
Net realized and unrealized gain (loss)
 on investments....................................        1.12         (.30)
                                                      ---------    ---------
Total from investment operations...................        1.67          .36
                                                      ---------    ---------
Dividends from net investment income to
 common shareholders...............................        (.36)        (.65)
                                                      ---------    ---------
Total distributions................................        (.36)        (.65)
                                                      ---------    ---------
Net asset value:
 End of period.....................................   $   10.15    $    8.84
                                                      =========    =========
Per share market value:
 End of period.....................................   $    8.75    $    7.38
                                                      =========    =========
Total investment return:
 Market value......................................       23.86%*        .35%
 Net asset value...................................       19.19%*       4.03%

Net assets (in thousands):
 End of period.....................................   $  93,548    $  81,431

Ratio of expenses to average net assets............        1.13%*       1.25%

Ratio of net investment income to average
 net assets........................................        5.80%*       7.30%

Portfolio turnover.................................       39.67%*      51.42%

*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 1995
(Unaudited)

                                                               Shares, Units,
                                                                Warrants or                  Fair Value                  Fair Value
                                                                 Principal    Acquisition  at Acquisition      Cost      at 9/30/95
                                                                  Amount         Date           Date        (Note 2B)    (Note 2A)
                                                              --------------- -----------   ------------   -----------  -----------
Corporate Restricted Securities - 70.25%: (A)

Allen's Creek Enterprises, Inc.
A fully integrated industrial biotechnology company.

 9.99% Senior Note due 2000                                   $       750,000   3/23/90     $    736,800   $   750,000  $   785,250

                                                                                            ------------   -----------  -----------
American Exploration Company - A.S.E.
An independent oil and gas company engaged principally
in the acquisition, development and management of oil
and gas properties.
 11% Senior Subordinated Note due 2001                        $     1,500,000  12/27/91        1,482,300     1,480,644    1,424,400
 Warrant, exercisable until 2001, to purchase 40,513 shares
 of common stock at $22.37 per share (B)                           40,513 shs. 12/27/91           24,857        19,356       40,513
                                                                                            ------------   -----------  -----------
                                                                                               1,507,157     1,500,000    1,464,913
                                                                                            ------------   -----------  -----------
Ammirati & Puris, Inc.
An advertising agency that specializes in representing a
limited number of large and high quality clients.
 14% Senior Secured Note due 1998                             $       250,000  11/23/93          244,900       250,000      282,350

                                                                                            ------------   -----------  -----------
Associated Natural Gas Corporation - N.Y.S.E.
A natural gas marketing company which purchases and resells
natural gas to utilities and industrial users.
 9% Convertible Subordinated Note due 2004, convertible into
 67,781 shares of Panhandle Eastern common stock at $22.13
 per share                                                    $     1,500,000  12/30/92        1,467,000     1,500,000    1,625,396

                                                                                            ------------   -----------  -----------
Atlantic Aviation Corporation
An operator and provider of business aircraft services and
fueling services to commercial airlines.
 9.85% Senior Note due 1999                                   $       878,425   1/31/90          773,855       787,425      762,700

                                                                                            ------------   -----------  -----------
J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes.
 11.21% Senior Subordinated Note due 1999                     $     1,200,000   6/21/89        1,196,880     1,184,218    1,247,880
 Warrant, exercisable until 1999, to purchase 25,714
 shares of common stock at $20 per share (B)                       25,714 shs.  6/21/89            2,571        73,285        2,571
                                                                                            ------------   -----------  -----------
                                                                                               1,199,451     1,257,503    1,250,451

                                                                                            ------------   -----------  -----------
Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
 10.5% Senior Note due 1999                                   $       935,455   5/15/89          935,455       935,455      975,586
                                                                                            ------------   -----------  -----------

September 30, 1995


                                                               Shares, Units,
                                                                Warrants or                  Fair Value                  Fair Value

                                                                 Principal    Acquisition  at Acquisition      Cost      at 9/30/95

                                                                  Amount         Date           Date        (Note 2B)    (Note 2A)

                                                               -------------- -----------   ------------   -----------  -----------


Corporate Restricted Securities: (A)  (Continued)
Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing and rental of
microticket business equipment.
 12% Senior Subordinated Note due 2001                         $    1,000,000   8/16/94     $    899,723   $   916,986  $   983,200
                                                                                            ------------   -----------  -----------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production of petroleum from
the Alaskan North Slope.
 13,190 Units of Beneficial Interest                               13,190 uts.  2/28/89          329,750       220,604      206,094
                                                                                            ------------   -----------  -----------
C & S Wholesale Grocers, Inc.
A food wholesaler in New England and New York.
 10.47% Senior Note due 2001                                   $      300,000    7/3/91          304,371       300,000      324,930
                                                                                            ------------   -----------  -----------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products for
both the retail and food service markets.
 10% Senior Secured Term Note due 2004                         $      756,756   9/29/95          750,778       756,756      750,778
 11% Senior Subordinated Note due 2004                         $      472,975   9/29/95          471,414       447,856      471,414
 8% Junior Subordinated Convertible Note due 2004,
 convertible into 39 partnership units at $1,388.89 per unit   $       54,054   9/29/95           42,148        54,054       42,148
 Warrant, exercisable until 2006, to purchase 19 partnership
 units at $.01 per unit (B)                                            19 uts.  9/29/95               19        25,130           19
                                                                                            ------------   -----------  -----------
                                                                                               1,264,359     1,283,796    1,264,359
                                                                                            ------------   -----------  -----------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential and office lighting fixtures.
 8% Convertible Subordinated Note due 2002, convertible into
 63,506 shares of common stock at $11.81 per share             $      750,000   3/31/94          710,025       750,000      712,688
                                                                                            ------------   -----------  -----------
The Chronicle Publishing Company
A media company including newspaper publishing, television
broadcasting and cable operations.
 9.5% Senior Note due 1997                                     $      333,333   2/21/91          320,933       331,853      339,966
                                                                                            ------------   -----------  -----------
Classic Sports Partners, L.P.
A cable sports television network.
 300,000 Units of Limited Partnership Interests                   300,000 uts.  4/18/95          270,000       300,000      270,000
                                                                                            ------------   -----------  -----------
The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicles and marine
parts and accessories.
 11.2% Senior Subordinated Secured Note due 1999               $      933,400   6/26/89          963,176       933,400      966,069
                                                                                            ------------   -----------  -----------

September 30, 1995

                                                            Shares, Units,
                                                              Warrants or                  Fair Value                  Fair Value
                                                               Principal    Acquisition  at Acquisition      Cost      at 9/30/95
                                                                Amount         Date           Date        (Note 2B)    (Note 2A)
                                                            --------------- -----------   ------------   -----------  -----------
Corporate Restricted Securities: (A)  (Continued)

Columbia Sportswear Company
A manufacturer and marketer of outerwear and sportswear.
 10.75% Senior Note due 1996                                  $    375,000   6/20/89     $    381,750   $   375,000  $   380,925
                                                                                         ------------   -----------  -----------
CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in serving
 corporate accounts.
 9% Convertible Subordinated Note due 2002, convertible
 into 681,818 shares of common stock at $2.20 per share       $  1,500,000   9/24/92        1,482,900     1,500,000    3,767,045
                                                                                         ------------   -----------  -----------
Contico International, Inc.
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products.
 12% Senior Subordinated Note due 2003                        $    500,000   3/23/93          522,800       500,000      539,550
                                                                                         ------------   -----------  -----------
Control Devices, Inc.
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors.
 10% Senior Secured Note due 2004                             $    609,000   7/29/94          610,827       609,000      647,123
 11% Senior Subordinated Note due 2004                        $    261,000   7/29/94          257,059       261,000      280,810
 11% Cumulative Preferred Stock                                     34 shs.  7/29/94           29,734        33,640       35,002
 Common Stock (B)                                               25,282 shs.  7/29/94            8,410         8,410       34,700
 Warrant, exercisable until 2004, to purchase 32,718
 shares of common stock at $.01 per share (B)                   32,718 shs.  7/29/94              327            --       44,660
                                                                                         ------------   -----------  -----------
                                                                                              906,357       912,050    1,042,295
                                                                                         ------------   -----------  -----------
Corrections Corporation of America - O.T.C.
An operator of private prisons and correctional facilities
for federal, state and local governments.
 11.08% Senior Secured Note due 2000                          $    330,114  12/11/90          329,924       329,702      354,344
                                                                                         ------------   -----------  -----------
Decorative Home Accents, Inc.
A designer, manufacturer and marketer of an extensive
line of decorative home accessories.
 13% Senior Note due 2002                                     $    500,000   6/30/95          500,000       500,000      500,000
                                                                                         ------------   -----------  -----------
Discount Auto Parts
A retailer of auto parts.
 9.8% Senior Secured Note due 2003                            $  1,200,000   11/2/89        1,159,320     1,200,000    1,271,880
                                                                                         ------------   -----------  -----------

September 30, 1995

                                                             Shares, Units,
                                                              Warrants or                  Fair Value                  Fair Value
                                                               Principal    Acquisition  at Acquisition      Cost      at 9/30/95
                                                                Amount         Date           Date        (Note 2B)    (Note 2A)
                                                            --------------- -----------   ------------   -----------  -----------
Corporate Restricted Securities: (A)  (Continued)

Duty Free International, Inc.
A retailer of duty free merchandise.
 10.42% Senior Note due 1996                                  $    150,000   3/23/89     $    145,230   $   150,000  $   150,615
                                                                                         ------------   -----------  -----------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries.
 13% Senior Subordinated Note due 2001                        $  1,333,333   9/24/93        1,330,578     1,322,145    1,382,800
 10% Preferred Stock                                             1,559 shs.  9/24/93          117,976       155,950      124,370
 Common Stock (B)                                                  107 shs.  9/24/93           10,717        10,717       20,118
 Warrant, exercisable from 1998 to 2001, to purchase 112
 shares of common stock at $.01 per share (B)                      112 shs.  9/24/93               11        11,188           11
                                                                                         ------------   -----------  -----------
                                                                                            1,459,282     1,500,000    1,527,299
                                                                                         ------------   -----------  -----------
Exide Electronics Group, Inc. - O.T.C.
A manufacturer and servicer of uninterruptible power systems.
 8.375% Convertible Subordinated Note due 2000, convertible
 into 114,679 shares of common stock at $13.08 per share      $  1,500,000    9/2/92        1,486,200     1,500,000    1,935,207
                                                                                         ------------   -----------  -----------
Fay's, Inc. - N.Y.S.E.
An operator of a discount drug store chain.
 9.95% Mortgage Note due 2004                                 $  1,363,750  12/14/89        1,326,520     1,363,750    1,406,845
                                                                                         ------------   -----------  -----------
Firth Rixson, Inc.
A U.S. subsidiary of Johnson & Firth Brown; a producer of
specialty metal components, steel and iron castings, and
specialty engineering.
 9.82% Senior Guaranteed Note due 2001                        $    357,026    4/5/91          356,966       357,026      354,098
                                                                                         ------------   -----------  -----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
 15% Senior Subordinated Note due 2005                        $  1,363,636   4/28/95        1,357,363     1,290,966    1,427,209
 Common Stock                                                      270 shs.  4/28/95           70,559       135,000       48,179
 Warrant, exercisable until 2005, to purchase 190 shares of
 common stock at $.01 per share (B)                                190 shs.  4/28/95           49,116        85,227       33,878

 Incentive Warrants, exercisable from 1998 to 2000, to
 purchase 10 shares of common stock at $.01 per share (B)           10 shs.  4/28/95            1,656         1,136        1,713
                                                                                         ------------   -----------  -----------
                                                                                            1,478,694     1,512,329    1,510,979
                                                                                         ------------   -----------  -----------

September 30, 1995

                                                             Shares, Units,
                                                               Warrants or                  Fair Value                  Fair Value
                                                                Principal    Acquisition  at Acquisition      Cost      at 9/30/95
                                                                 Amount         Date           Date        (Note 2B)    (Note 2A)
                                                             --------------- -----------   ------------   -----------  -----------
Corporate Restricted Securities: (A)  (Continued)

Forschner Enterprises, Inc.
Acquires controlling or substantial interests in
manufacturing and marketing entities.
 3% Convertible Preferred Stock, convertible into
 1.95% of the Company                                             25,000 shs.  7/21/94     $    250,000   $   250,000  $   237,500
                                                                                           ------------   -----------  -----------
Grand Metropolitan Public Limited Company - London
 Stock Exchange
A leading international branded consumer products group.
 6.5% Convertible Senior Debenture due 2000, convertible
 into 43,710 share of common stock at $6.86 per share          $     300,000   1/17/95          300,000       300,000      340,500
                                                                                           ------------   -----------  -----------
Hardy Oil & Gas USA, Inc.
Engages in exploration and development of oil and
 gas reserves.
 8.46% Guaranteed Senior Note due 2004                         $   1,500,000   1/11/95        1,452,600     1,500,000    1,423,650
 Warrant, exercisable until 2004, to purchase 135,000
 shares of common stock at (Pound)1.86 per share (B)             135,000 shs.  1/11/95           13,500            --       13,500
                                                                                           ------------   -----------  -----------
                                                                                              1,466,100     1,500,000    1,437,150
                                                                                           ------------   -----------  -----------
Harvard Industries, Inc.
Designs, engineers and manufactures accessories, parts
and components for the automobile industry.
 11.125% Senior Note                                           $     100,000   7/25/95          100,000       100,000      101,000
                                                                                           ------------   -----------  -----------
Hein-Werner Corp. - A.S.E.
A manufacturer of automotive service and collision
repair equipment and hydraulic cylinders.
 8% Convertible Subordinated Note due 1999, convertible into
 227,617 shares of common stock at $6.59 per share             $   1,500,000   9/29/89        1,459,650     1,500,000    1,466,798
                                                                                           ------------   -----------  -----------
Herff Jones, Inc.
A leading manufacturer of recognition awards, educational and graduation related products for the scholastic market in the
United States.
 11% Senior Subordinated Note due 2005                         $     100,000   8/14/95          100,000       100,000      103,250
                                                                                           ------------   -----------  -----------
Highland Homes Holdings, Inc.
A single family homebuilder operating in the Dallas-Fort
Worth and Atlanta areas.
 9.75% Senior Note due 2001                                    $     750,000  11/18/93          742,575       739,765      753,900
 Warrant, exercisable until 2001, to purchase 5 shares of
 common stock at $17,897.31 per share (B)                              5 shs. 11/18/93                1        10,235           52
                                                                                           ------------   -----------  -----------
                                                                                                742,576       750,000      753,952
                                                                                           ------------   -----------  -----------
Hunton & Williams
A major law firm in Richmond, Virginia.
 10.06% Senior Secured Note due 2000                           $     262,375  12/21/90          254,294       262,375      271,506
                                                                                           ------------   -----------  -----------

September 30, 1995

                                                             Shares, Units,
                                                              Warrants or                  Fair Value                  Fair Value
                                                               Principal    Acquisition  at Acquisition      Cost      at 9/30/95
                                                                Amount         Date           Date        (Note 2B)    (Note 2A)
                                                            --------------- -----------   ------------   -----------  -----------
Corporate Restricted Securities: (A)  (Continued)

Intermetrics, Inc.
A provider of software systems, services and products
to a variety of information technology users.
 13% Senior Subordinated Note due 2002                        $    666,640   8/31/95     $    660,440   $   666,640  $   660,507
 Floating Rate Senior Term Note due 2002                      $    400,000   8/31/95          406,760       348,351      409,280
 Common Stock (B)                                                5,542 shs.  8/31/95           25,978        34,638       25,978
 Warrants, exercisable until 2005 to purchase 10,588
 shares of Class D common stock at $.01 per share (B)           10,588 shs.  8/31/95            1,059        52,000        1,059
                                                                                         ------------   -----------  -----------
                                                                                            1,094,237     1,101,629    1,096,824
                                                                                         ------------   -----------  -----------
Jackson Products, Inc.
Manufactures and distributes a variety of industrial
and highway safety products.
 12.25% Senior Subordinated Note due 2004                     $    985,000   8/16/95          962,148       966,226      994,555
 13.25%  Cumulative Preferred Stock                              4,928 shs.  8/16/95          407,467       411,708      415,743
 Common Stock (B)                                               21,713 shs.  8/16/95           21,702        21,702       21,702
 Warrants, exercisable until 2005, to purchase 99,919
 shares of common stock at $.01 per share (B)                   99,866 shs.  8/16/95              999        99,866          999
                                                                                         ------------   -----------  -----------
                                                                                            1,392,316     1,499,502    1,432,999
                                                                                         ------------   -----------  -----------
Kuhlman Corporation (formerly Schwitzer U.S., Inc.) - N.Y.S.E.
A manufacturer of non-automotive engine components.
 Warrant, exercisable until 2002, to purchase 50,000 shares
 of common stock at $8.32 per share (B)                         50,000 shs.  4/30/92           53,000        81,000      165,425
                                                                                         ------------   -----------  -----------
Latin Communications Group
An advertising agency that specializes in Spanish-language
advertising to the New York City metropolitan market.
 10.4% Senior Secured Note due 2001                           $    875,000   2/14/95          876,138       875,000      904,488
 Floating Rate Revolving Credit Facility due 2001             $    162,500   7/13/95          162,500       162,500      161,411
 7% Convertible Preferred Series A Stock, convertible into
 9,000 shares of common stock at $10 per share                   9,000 shs.  2/14/95           80,275        90,000       86,009
 Convertible Preferred Series B Stock, convertible into
 16,000 shares of common stock at $10 per share                 16,000 shs.  2/14/95          120,000       160,000      120,000
                                                                                         ------------   -----------  -----------
                                                                                            1,238,913     1,287,500    1,271,908
                                                                                         ------------   -----------  -----------

September 30, 1995




                                                              Shares, Units,
                                                               Warrants or                  Fair Value                  Fair Value
                                                                Principal    Acquisition  at Acquisition      Cost      at 9/30/95
Corporate Restricted Securities: (A)  (Continued)                Amount         Date           Date        (Note 2B)    (Note 2A)
                                                             --------------  -----------   ------------   -----------  -----------
Maxtec International Corp.
A manufacturer and distributor of precision test and
measurement equipment for overhead cranes.
 12.5% Subordinated Secured Note due 2003                    $       239,670     6/28/95   $    336,560   $   245,299  $   335,505
 Floating Rate Senior Revolving Credit Facility due 2001     $       329,670     6/28/95        325,516       329,670      325,681
 Senior Secured Floating Rate Note due 2001                  $       510,989     6/28/95        506,645       510,989      506,799
 Common Stock (B)                                                 38,462 shs.    6/28/95         96,059       115,386       86,540
 Warrant, exercisable until 2005, to purchase 19,795
 shares of common stock at $.01 per share (B)                     19,795 shs.    6/28/95         49,291        85,714       19,781
                                                                                           ------------   -----------  -----------
                                                                                              1,314,071     1,287,058    1,274,306
                                                                                           ------------   -----------  -----------
Nu Horizon Electronics Corp. - O.T.C.
A distributor of high technology active and passive
 electronic devices.
 8.25% Convertible Subordinated Note due 2002,
 convertible into 1.78% of the Company                       $     1,500,000     8/31/94      1,517,550     1,500,000    1,980,000
                                                                                           ------------   -----------  -----------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.                            $       833,333      2/5/93        832,000       833,333      871,166
 14.5% Senior Subordinated Note due 2000                          83,333 shs.     2/5/93        166,667       166,667      146,117
 8% Convertible Preferred Stock due 2001, convertible
 into 6.67% of the Company Common Stock (B)                      133,333 shs.     2/5/93        333,333       333,333       44,800
                                                                                           ------------   -----------  -----------
                                                                                              1,332,000     1,333,333    1,062,083
                                                                                           ------------   -----------  -----------
Penske Truck Leasing, L.P.
A full service maintenance truck leasing company.
 9.73% Senior Secured Note due 1996                          $     1,125,000    11/15/89      1,099,125     1,125,000    1,141,425
                                                                                           ------------   -----------  -----------

Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification.
 12% Senior Subordinated Note due 2001                       $     1,357,151     7/15/92      1,368,280     1,357,151    1,450,930
 Senior Redeemable Cumulative Preferred Stock                    140,983 shs.    7/15/92        140,983       140,983      140,983
 Common Stock (B)                                                  1,887 shs.    7/15/92          1,283         1,887       40,804
 Warrant, exercisable until 2001, to purchase 2,521
 shares of common stock at $.05 per share (B)                      2,521 shs.    7/15/92          1,613            --       54,413
                                                                                           ------------   -----------  -----------
                                                                                              1,512,159     1,500,021    1,687,130
                                                                                           ------------   -----------  -----------
Premier Parks, Inc.
A leading theme park operator.
 12% Senior Note due 2003                                    $       250,000     8/15/95        250,000       250,000      252,500
                                                                                           ------------   -----------  -----------

September 30, 1995

                                                     Shares, Units,
                                                      Warrants or                     Fair Value                      Fair Value
                                                       Principal      Acquisition   at Acquisition       Cost         at 9/30/95
                                                        Amount            Date           Date          (Note 2B)       (Note 2A)
                                                     -------------   -------------  --------------   -------------   -------------
Corporate Restricted Securities: (A)  (Continued)

PRN Holdings, Inc.
Rents critical care equipment to hospitals and
other healthcare providers.
 10.25% Senior Subordinated Note due 2004            $   1,500,000      9/30/94      $   1,471,875   $   1,471,875   $   1,550,700
 Warrant, exercisable from 1997 to 2004, to
 purchase 1.5% of the Company (B)                           17 shs.     9/30/94              1,000          28,125         139,574
                                                                                     -------------   -------------   -------------
                                                                                         1,472,875       1,500,000       1,690,274
                                                                                     -------------   -------------   -------------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products,
and specialty genetics sold to the dairy and beef
industries.
 11.67% Senior Secured Note due 2004                 $      400,000     8/12/94            394,720         400,000         416,200
 11.51% Junior Secured Note due 1999                 $      266,667     8/12/94            261,014         266,667         269,600
 9.8% Redeemable Exchangeable Preferred Stock             3,333 shs.    8/12/94            282,634         333,333         303,367
 Common Stock (B)                                           497 shs.    8/12/94                  5              --               5
                                                                                     -------------   -------------   -------------
                                                                                           938,373       1,000,000         989,172
                                                                                     -------------   -------------   -------------
Quad-Graphics Inc.
A commercial printing company.
 10.48% Secured Note due 2000                        $    1,038,426        *             1,022,850         914,597         968,650
                                                                                     -------------   -------------   -------------
Quanex Corporation
A manufacturer of specialty metals.
 10.77% Senior Note due 2000                         $      416,668     8/23/90            405,376         416,668         448,210
                                                                                     -------------   -------------   -------------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the
Midwest, West and Canada.
 12% Senior Subordinated Note due 2002               $      750,000     2/16/93            799,575         750,000         875,400
 Common Stock                                            62,500 shs.    2/16/93            600,075         600,000       1,187,500
                                                                                     -------------   -------------   -------------
                                                                                         1,399,650       1,350,000       2,062,900
                                                                                     -------------   -------------   ------------

Rent-Way, Inc.
Operates rent-to-own stores in Ohio, Pennsylvania
and Florida.
 10% Convertible Subordinated Note due 2002,
 convertible into 94,877 shares of common stock
 at $10.54 per share                                 $    1,000,000     7/21/95            995,610       1,000,000       1,017,030
 Warrants, exercisable to 2002, to purchase
 10,000 shares of common stock at $10.54 per
 share (B)                                               10,000 shs.    7/21/95                100              --             100
                                                                                     -------------   -------------   -------------
                                                                                           995,710       1,000,000       1,017,130
                                                                                     -------------   -------------   -------------
Rogers Cablesystems Limited
A provider of cable television service in Canada.
 11.09% Senior Subordinated Note due 2000            $      500,000     6/20/90            493,450         500,000         531,800
                                                                                     -------------   -------------   -------------

*6/7/89, 8/3/89 and 9/28/89.

September 30, 1995

Corporate Restricted Securities: (A)  (Continued)

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                     Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost         at 9/30/95
                                                            Amount          Date            Date         (Note 2B)      (Note 2A)
                                                        --------------   -----------   --------------    ----------     ----------
RXI Holdings, Inc.
A manufacturer and distributor of plastic
containers for the food, household chemical,
agricultural and personal care markets.
 14% Senior Note due 2002                               $  1,400,000       2/3/95       $1,374,730      $1,375,667     $1,414,000
 10% Series B Preferred Stock                            93,333 shs.       2/3/95           93,333          93,333         93,333
 Warrants, exercisable until 2002, to
 purchase 1,400 shares of common stock at
 $15.64 per share (B)                                     1,400 shs.       2/3/95           25,270          25,270         25,270
                                                                                        ----------      ----------     ----------
                                                                                         1,493,333       1,494,270      1,532,603
                                                                                        ----------      ----------     ----------
Sandoz Capital BVI Ltd.
A manufacturer of chemicals and pharmaceuticals.
 2% Convertible Note due 2002, convertible
 into 885 shares of common stock at $91.72
 per share                                              $    100,000      9/28/95           81,170          81,170         84,750
                                                                                        ----------      ----------     ----------
A.T.-Sentinel, Inc.
A leveraged lease transaction guaranteed by
E.I. Dupont, the chemical company.
 9.52% First Preferred Ship Mortgage Note due 1998      $  1,442,660      8/22/89        1,427,079       1,419,373      1,429,581
                                                                                        ----------      ----------     ----------
Southern Credit Corporation
A diversified secured lending and leasing
company.
 10.58% Senior Note due 1996                            $    390,000      4/13/89          380,094         390,000        392,886
                                                                                        ----------      ----------     ----------
Staples, Inc.
An owner and operator of high-volume office
superstores.
 4.5% Convertible Note due 2000, convertible
 into 17,424 shares of common stock at $33
 per share                                              $    575,000      9/12/95          575,000         575,000        606,625
                                                                                        ----------      ----------     ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
 9.65% Senior Secured Note due 2004                     $    438,805      5/29/94          418,752         438,805        435,821
 10.5% Subordinated Note due 2004                       $    179,104      5/29/94          162,913         179,104        172,907
 Common Stock (B)                                         1,077 shs.      5/29/94           58,414          64,904         58,414
 Warrant, exercisable until 2004, to purchase
 806 shares of common stock at $.01 per share (B)           806 shs.      5/29/94                8              --              8
                                                                                        ----------      ----------     ----------
                                                                                           640,087         682,813        667,150
                                                                                        ----------      ----------     ----------
Steerage Corporation
A manufacturer and designer of marine
electronic devices including navigation and
control systems, sensors, radar and
communication systems.
 10% Subordinated Note due 2003                         $    617,647     11/12/93          614,065         617,647        639,141
 Class A Common Stock (B)                                17,647 shs.     11/12/93          136,059         132,353        165,574
                                                                                        ----------      ----------     ----------
                                                                                           750,124         750,000        804,715
                                                                                        ----------      ----------     ----------

September 30, 1995

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                     Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost         at 9/30/95
                                                            Amount          Date            Date         (Note 2B)      (Note 2A)
                                                        --------------   -----------   --------------    ----------     ----------
Corporate Restricted Securities: (A)  (Continued)

Stonehurst I LLC
A wholly owned subsidiary of Tenneco, Inc.,
whose businesses include natural gas, auto
parts and packaging.
 Floating Rate Subordinated Note due 2004               $   1,444,500      12/29/94      $1,444,500      $1,444,500     $1,439,589
 Common Stock (B)                                          5,050 shs.      12/29/94          55,000          55,500         55,500
                                                                                         ----------      ----------     ----------
                                                                                          1,499,500       1,500,000      1,495,089
                                                                                         ----------      ----------     ----------
Tele-Communications, Inc.
An owner and operator of cable television
systems.
 9.68% Senior Note due 1999                             $   1,000,000      12/21/89         983,400       1,000,000      1,037,100
                                                                                         ----------      ----------     ----------
Telex Communications, Inc.
A producer of electronic and communication
products.
 Warrant, exercisable until 2004, to purchase
 5,544 shares of common stock at $.01 per
 share (B)                                                 5,544 shs.      5/30/89               55               6          1,467
                                                                                         ----------      ----------     ----------
Terminal 91 Realty, L.P.
A subsidiary of the Guarantor, Arctic Alaska
Fisheries Corporation, which operates a cold
storage facility.
 9.75% Guaranteed Mortgage Note due 1996                $     445,400      3/28/91          436,094         445,400        447,627
                                                                                         ----------      ----------     ----------
TransMontaigne Oil Company
An independent petroleum products marketing
company.
 12.75% Senior Subordinated Debenture due 2000          $   1,200,000      3/28/91        1,274,280       1,172,162      1,270,800
 Common Stock (B)                                        203,165 shs.         *             490,810         598,597        448,913
 Warrant, exercisable until 2001, to purchase
 74,606 shares of common stock at $3.60 per
 share (B)                                                74,606 shs.      3/28/91            7,461          42,000          7,461
                                                                                         ----------      ----------     ----------
                                                                                          1,772,551       1,812,759      1,727,174
                                                                                         ----------      ----------     ----------
Turner Broadcasting Systems, Inc. - A.S.E.
Engages in cable TV broadcasting.
 Zero Coupon Convertible Subordinated Note
 due 2007, convertible into 19,175 shares of
 common stock at $26.88 per share                       $   1,500,000      6/23/94          586,875         645,099        667,500
                                                                                         ----------      ----------     ----------
United States Filter Corporation
A designer and manufacturer of systems and
equipment for the water and wastewater
treatment industry.
 6% Convertible Note due 2005, convertible
 into 9,091 shares of common stock at $27.50
 per share                                              $     250,000      9/13/95          250,000         250,000        267,500
                                                                                         ----------      ----------     ----------


 *3/28/91, 12/16/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

September 30, 1995

                                                        Shares, Units,
                                                         Warrants or                   Fair Value                     Fair Value
                                                          Principal   Acquisition    at Acquisition      Cost         at 9/30/95
                                                            Amount        Date            Date         (Note 2B)       (Note 2A)
                                                        ------------- -----------    --------------    ---------      ----------
Corporate Restricted Securities: (A)  (Continued)

Unocal Corporation - N.Y.S.E.
An integrated crude oil and natural gas company
with interests in chemical geothermal energy and
metals.
  $3.50 Convertible Preferred Stock, convertible
  into 8,130 shares of common stock at $30.75
  per share.........................................      5,000 shs.     7/21/92     $   250,000      $  250,000      $  267,500
                                                                                     -----------      ----------      ----------

Uno-Ven Company
A partnership in an oil refinery and related
midwestern marketing operations.
  10.1% Senior Secured Note due 2003................      $ 885,714      12/1/89         863,750         885,714         957,634
                                                                                     -----------      ----------      ----------

US Air, Inc.
A domestic and international airline.
  10.8% Series A Secured Loan Certificates due 2003.      $ 572,835      6/29/94         486,910         494,034         516,869
                                                                                     -----------      ----------      ----------

U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries.
  11% Senior Secured Note due 2005..................      $ 927,545       5/3/95         927,545         838,800         936,520
  12% Subordinated Note due 2005....................      $ 367,008       5/3/95         367,008         308,603         373,890
  Common Stock (B)..................................      2,457 shs.      5/3/95          81,376         195,720          81,376
  Warrants, exercisable until 2005, to purchase
  1,398 shares of common stock at $.01 per
  share (B).........................................      1,398 shs.      5/3/95          46,291          17,971          46,291
                                                                                     -----------      ----------      ----------
                                                                                       1,422,220       1,361,094       1,438,077
                                                                                     -----------      ----------      ----------

Valero Energy Corporation
An owner and operator of a specialized petroleum
refinery engaging in petroleum product marketing
operations.
  10.58% Senior Note due 2000.......................       $428,571     12/20/90         435,717         428,571         432,685
                                                                                     -----------      ----------      ----------

Van De Kamps, Inc.
A producer and marketer of a retail brand of frozen
seafood.
  12% Senior Subordinated Note due 2005.............       $150,000      9/14/95         150,000         150,000         151,500
                                                                                     -----------      ----------      ----------

Wakebourne PLC - London Stock Exchange
A U.K. public company engaged in the computer
services and networking systems business.
  Common Stock (B)..................................    170,898 shs.     3/10/92         881,836       1,070,508          56,396
                                                                                     -----------      ----------      ----------

Total Corporate Restricted Securities...............                                 $61,032,968      61,811,373      65,721,854
                                                                                     ===========      ==========      ==========

SCHEDULE OF INVESTMENTS (Continued)
September 30, 1995

                                                                                                          Market
                                                                                                         Value at
                                                    Interest         Due       Principal      Cost        9/30/95
                                                      Rate           Date       Amount      (Note 2B)    (Note 2A)
                                                    --------        -------  -----------  -----------  -----------
Corporate Public Securities:
Convertible Bonds - 1.83%
 American Travelers Corporation..................    6.500%         10/1/05  $   100,000  $   100,000  $   103,250
 Leucadia National Corporation...................    5.250           2/1/03    1,000,000    1,000,000    1,110,000
 Savoy Pictures Entertainment, Inc...............    7.000           7/1/03      650,000      505,375      494,000
                                                                             -----------  -----------  -----------
Total Convertible Bonds..........................                            $ 1,750,000    1,605,375    1,707,250
                                                                             ===========  ===========  ===========

Bonds - 21.13%
 AES Corporation.................................    9.750          6/15/00  $   500,000      513,125      511,250
 American Airlines, Inc..........................    9.780         11/26/11    1,000,000    1,000,000    1,159,000
 American Rice, Inc..............................   13.000          7/31/02      750,000      705,366      705,000
 CF Cable TV Inc.................................    9.125          7/15/07      350,000      350,000      353,500
 Central Rents, Inc..............................   12.875         12/15/03      730,000      667,288      730,000
 Chesapeake Energy Corporation...................   12.000           3/1/01      450,000      429,582      470,250
 Comdisco Inc....................................    7.750           9/1/99    1,500,000    1,598,265    1,556,340
 Continental Cablevision, Inc....................    8.875          9/15/05      500,000      454,375      511,250
 Data Documents, Inc.............................   13.500          7/15/02    1,400,000    1,400,750    1,445,500
 El Paso Funding Corporation (B).................    9.375          10/1/96      200,000      174,526      126,000
 Florist Transworld Delivery.....................   14.000         12/15/01      375,000      361,607      378,750
 GMAC 1992-E Grantor Trust.......................    4.750          8/15/97      247,344      249,006      245,410
 Gulf Canada Resources, Inc......................    9.250          1/15/04      750,000      743,438      742,500
 Honda Auto Receivables 1992-A Grantor Trust.....    4.900          6/15/98      128,252      128,031      127,450
 Hosiery Corporation of America..................   13.750           8/1/02      500,000      493,900      520,000
 Imax Corporation................................    7.000           3/1/01      500,000      445,189      472,500
 Jordan Industries, Inc..........................   10.375           8/1/03      500,000      490,625      467,500
 Northwest Airlines, Inc.........................   12.092         12/31/00    1,000,000    1,032,500    1,030,000
 Orchard Supply Hardware Corporation.............    9.375          2/15/02      500,000      447,250      462,500
 Pathmark Stores, Inc............................    9.625           5/1/02      750,000      743,750      738,750
 Peoples Telephone Company, Inc..................   12.250          7/15/02      250,000      250,000      255,000
 Red Roof Inns, Inc..............................    9.625         12/15/03      500,000      466,250      486,250
 Rowan Companies, Inc............................   11.875          12/1/01      500,000      537,500      541,250
 Sealy Corporation...............................    9.500           5/1/03      500,000      482,250      495,000
 Super Rite Foods................................   10.625           4/1/02    1,000,000    1,089,200    1,070,000
 Telex Communications, Inc.......................   12.000          7/15/04      750,000      750,000      768,750
 Trism, Inc......................................   10.750         12/15/00      500,000      501,875      498,750
 USG Corporation.................................    9.250          9/15/01      500,000      475,625      528,750
 United States Treasury..........................    5.000          1/31/99    2,000,000    1,990,156    1,942,180
 Venture Holdings Trust..........................    9.750           4/1/04      500,000      463,750      425,000
                                                                             -----------  -----------  -----------
Total Bonds......................................                            $19,630,596   19,435,179   19,764,380
                                                                             ===========  ===========  ===========

September 30, 1995

                                                                                                     Market
                                                                                                    Value at
                                                                Warrants or          Cost            9/30/95
                                                                  Shares          (Note 2B)         (Note 2A)
                                                               ------------      -----------       -----------
Corporate Public Securities: (Continued)

Warrants - .05%
 Central Rents, Inc. (B).............................              730 shs.      $    21,712       $    18,250
 Data Documents (B)..................................            1,400 shs.               --             3,850
 Florist Transworld Delivery (B).....................              375 shs.           13,750            18,750
 MVR, Inc./Value Support (B).........................           22,500 shs.              956             1,035
                                                                                 -----------       -----------
Total Warrants.......................................                                 36,418            41,885
                                                                                 -----------       -----------
Common Stock - 4.20%
 American Standard...................................            9,000 shs.          271,537           265,500
 Amerisource Health Corporation (B)..................            9,481 shs.            3,216           255,995
 Bell & Howell Holdings Company......................            6,000 shs.          140,475           153,000
 Benson Petroleum, LTD...............................          100,000 shs.           77,204           108,000
 Black Box Corporation...............................           12,375 shs.          207,281           228,938
 Computer Horizons Corporation.......................           11,250 shs.          153,750           225,000
 Corporate Express, Inc..............................           15,000 shs.          363,281           365,625
 Foodbrands America Inc..............................           22,500 shs.          177,188           323,438
 Harvard Industries, Inc.............................            7,500 shs.          178,500           200,625
 Southwest Airlines..................................           35,715 shs.          500,000           901,804
 Staffing Resources, Inc.............................           45,000 shs.          247,500           540,000
 Western Transmedia Co., Inc.........................           54,000 shs.          188,723           121,500
 Worldcom, Inc.......................................            7,500 shs.          226,875           240,938
                                                                                 -----------       -----------
Total Common Stock...................................                              2,735,530         3,930,363
                                                                                 -----------       -----------
Convertible Preferred Stock - 1.40%
 Arkansas Best Corp..................................            7,500 shs.          375,000           299,063
 Integon Corp........................................           10,000 shs.          500,000           550,000
 Occidental Petroleum Corporation....................            7,900 shs.          395,000           465,113
                                                                                 -----------       -----------
Total Convertible Preferred Stock....................                              1,270,000         1,314,176
                                                                                 -----------       -----------
Total Corporate Public Securities....................                             25,082,502        26,758,054
                                                                                 -----------       -----------

September 30, 1995

                                                                                                             Market
                                                                                                            Value at
                                             Interest/       Due         Principal          Cost             9/30/95
                                              Yield          Date         Amount          (Note 2B)         (Note 2A)
                                             ---------     -------      -----------      ------------      ------------
Short-Term Securities:

Commercial Paper - 15.17%
  ConAgra, Inc............................    5.860%       10/2/95      $ 1,500,000         1,499,758         1,499,756
  Dana Credit Corporation.................    5.907        10/5/95        1,500,000         1,499,020         1,499,020
  GTE Hawaiian Telephone, Inc.............    5.863        10/6/95          622,000           621,494           621,494
  General Motors Acceptance Corporation...    5.710        10/3/95          155,000           155,000           155,000
  General Motors Acceptance Corporation...    5.808        10/6/95          117,000           117,000           117,000
  General Motors Acceptance Corporation...    5.814       10/13/95          943,000           943,000           943,000
  General Motors Acceptance Corporation...    5.866       10/16/95          239,000           239,000           239,000
  Kerr McGee Credit Corporation...........    5.875       10/24/95        1,500,000         1,494,394         1,494,394
  ORIX Credit Alliance, Inc...............    5.893        10/4/95        1,160,000         1,159,432         1,159,432
  Portland General Electric Company.......    5.913       10/10/95        1,285,000         1,283,105         1,283,105
  Rayonier, Inc...........................    5.907       10/12/95        1,500,000         1,497,305         1,497,305
  Rite Aid Corporation....................    5.898       10/11/95        1,500,000         1,497,554         1,497,554
  Super Value Stores, Inc.................    5.876       10/23/95        1,230,000         1,225,603         1,225,603
  Tyson Foods, Inc........................    5.873        10/3/95          960,000           959,687           959,687
                                                                        -----------      ------------      ------------
Total Short-Term Securities...............                              $14,211,000        14,191,350        14,191,350
                                                                        ===========      ------------      ------------

Total Investments     -   114.03%.........                                               $101,085,225       106,671,258
                                                                                         ============      ------------
  Other Assets        -     3.70 .........                                                                    3,464,085
  Liabilities         -   (17.73).........                                                                  (16,587,433)
                          ------                                                                           ------------
Total Net Assets      -   100.00%.........                                                                 $ 93,547,910
                          ======                                                                           ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

September 30, 1995

                            INDUSTRY CLASSIFICATION

                                                     Fair Value
                                                     at 9/30/95       Percentage
Corporate Restricted Securities:                     (Note 2A)        Net Assets
                                                    -----------       ----------
ADVERTISING
Ammirati & Puris, Inc.                              $   282,350
Latin Communications Group                            1,271,908
                                                    -----------
                                                      1,554,258          1.66%
                                                    -----------
APPAREL MANUFACTURING
Columbia Sportswear Company                             380,925           .41
                                                    -----------
BUILDING MATERIALS
Highland Homes Holdings, Inc.                           753,952           .81
                                                    -----------
CHEMICAL
A.T.-Sentinel, Inc.                                   1,429,581          1.53
                                                    -----------
COMMUNICATIONS
Classic Sports Partners, L.P.                           270,000
Rogers Cablesystems Limited                             531,800
Tele-Communications, Inc.                             1,037,100
Telex Communications, Inc.                                1,467
Turner Broadcasting Systems, Inc.                       667,500
                                                    -----------
                                                      2,507,867          2.68
                                                    -----------
ELECTRICAL EQUIPMENT/ELECTRONICS
Catalina Lighting, Inc.                                 712,688
CompuCom Systems, Inc.                                3,767,045
Control Devices, Inc.                                 1,042,295
Exide Electronics Group, Inc.                         1,935,207
Intermetrics, Inc.                                    1,096,824
Nu Horizon Electronics Corp.                          1,980,000
Steerage Corporation                                    804,715
Wakebourne PLC                                           56,396
                                                    -----------
                                                     11,395,170         12.18
                                                    -----------

September 30, 1995

                                                    Fair Value
                                                    at 9/30/95        Percentage
Corporate Restricted Securities:  (Continued)        (Note 2A)        Net Assets
                                                    -----------       ----------
HEALTH CARE
Berkshire Medical Center, Inc.                      $   975,586
PRN Holdings, Inc.                                    1,690,274
                                                    -----------
                                                      2,665,860          2.85%
                                                    -----------
LEASING
Boyle Leasing Technologies, Inc.                        983,200
Penske Truck Leasing, L.P.                            1,141,425
Southern Credit Corporation                             392,886
                                                    -----------
                                                      2,517,511          2.69
                                                    -----------
MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS
Contico International, Inc.                             539,550
Decorative Home Accents, Inc.                           500,000
Elgin National Industries, Inc.                       1,527,299
Firth Rixson, Inc.                                      354,098
Fleming Acquisition Corporation                       1,510,979
Forschner Enterprises, Inc.                             237,500
Harvard Industries, Inc.                                101,000
Hein-Werner Corp.                                     1,466,798
Herff Jones, Inc.                                       103,250
Jackson Products, Inc.                                1,432,999
Kuhlman Corporation                                     165,425
Maxtec International Corp.                            1,274,306
PAR Acquisition Corp.                                 1,062,083
Quanex Corporation                                      448,210
RXI Holdings, Inc.                                    1,532,603
Sandoz Capital BVI Ltd.                                  84,750
Star International Holdings, Inc.                       667,150
United States Filter Corporation                        267,500
U.S. Netting, Inc.                                    1,438,077
                                                    -----------
                                                     14,713,577         15.73
                                                    -----------


SCHEDULE OF INVESTMENTS (Continued)
September 30, 1995

                                                 Fair Value
                                                 at 9/30/95   Percentage
Corporate Restricted Securities:  (Continued)     (Note 2A)   Net Assets
                                                 ----------   ----------
MISCELLANEOUS
Allen's Creek Enterprises, Inc.                  $  785,250
Premier Parks, Inc.                                 252,500
Protein Genetics, Inc.                              989,172
Stonehurst I LLC                                  1,495,089
Terminal 91 Realty, L.P.                            447,627
                                                 ----------
                                                  3,969,638      4.23%
                                                 ----------

OIL AND GAS SERVICE
American Exploration Company                      1,464,913
Associated Natural Gas Corporation                1,625,396
BP Prudhoe Bay Royalty Trust                        206,094
Hardy Oil & Gas USA, Inc.                         1,437,150
TransMontaigne Oil Company                        1,727,174
Unocal Corporation                                  267,500
Uno-Ven Company                                     957,634
Valero Energy Corporation                           432,685
                                                 ----------
                                                  8,118,546      8.68
                                                 ----------

PUBLISHING
The Chronicle Publishing Company                    339,966
Quad-Graphics Inc.                                  968,650
                                                 ----------
                                                  1,308,616      1.40
                                                 ----------

RECREATIONAL SUPPLIES/EQUIPMENT

The Coast Distribution System                       966,069         1.03
                                                 ----------

September 30, 1995

                                                     Fair Value
                                                     at 9/30/95       Percentage
Corporate Restricted Securities:  (Continued)        (Note 2A)        Net Assets
                                                    -----------       ----------
RETAILING
J. Baker, Inc.                                      $ 1,250,451
C & S Wholesale Grocers, Inc.                           324,930
Cains Foods, L.P.                                     1,264,359
Discount Auto Parts                                   1,271,880
Duty Free International, Inc.                           150,615
Fay's, Inc.                                           1,406,845
Grand Metropolitan Public Limited Company               340,500
Rent-Way, Inc.                                        1,017,130
Staples, Inc.                                           606,625
Van De Kamps, Inc.                                      151,500
                                                    -----------
                                                      7,784,835          8.32%
                                                    -----------
SERVICES
Atlantic Aviation Corporation                           762,700
Corrections Corporation of America                      354,344
Hunton & Williams                                       271,506
Piedmont Holding, Inc.                                1,687,130
RailTex, Inc.                                         2,062,900
US Air, Inc.                                            516,869
                                                    -----------
                                                      5,655,449          6.05
                                                    -----------       ----------
Total Corporate Restricted Securities               $65,721,854         70.25%
                                                    ===========       ==========

                      See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
1. History

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments: Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

       The value of restricted securities, and of any other assets for which there are no reliable market quotations, is their fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts

     Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 1995, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

B. Accounting for Investments: Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium or accrual of discount since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Federal Income Taxes: No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Capital Loss Carryforward

   The accumulated net realized loss on investments results in a capital loss carryforward of $2,245,122 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $2,040,041 expires December 31, 2000 and $205,081 expires December 31, 2001.

4. Investment Advisory and Administrative Services Fee

   Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such invest-ment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

5. Note Payable

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due June 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note is convertible into the Trust's common shares at any time at the stated conversion price per share.

6. Purchases and Sales of Investments

                                               For the nine months ended
                                               9/30/95           9/30/94
                                               -------           -------

                                              Cost of Investments Acquired
                                              ----------------------------
 Corporate restricted securities.........   $ 18,018,844      $  9,733,527
 Corporate public securities.............     16,364,708        28,456,924
 Short-term securities...................    177,444,681       129,028,625


                                                  Proceeds from Sales
                                                     or Maturities
                                            ------------------------------
 Corporate restricted securities.........   $ 14,100,993      $ 12,122,074
 Corporate public securities.............     18,999,142        19,037,222
 Short-term securities...................    164,141,132       136,246,584

  The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of September 30, 1995. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1995 is $5,586,033 and consists of $8,565,091 appreciation and $2,979,058 depreciation.

  The aggregate cost of investments for financial reporting and federal income tax purposes as of September 30, 1994 was $83,393,156 and $83,404,186, respectively. The net unrealized depreciation of investments for financial reporting purposes as of September 30, 1994 was $744,544 and consisted of $4,339,332 appreciation and $5,083,876 depreciation. The net unrealized depreciation of investments for federal income tax purposes as of September 30, 1994 was $755,574 and consisted of $4,339,332 appreciation and $5,094,906 depreciation.

7. Quarterly Results of Investment Operations

                                               Per                 Per
                                   Amount     Share    Amount     Share
                                   -------    -----    ------     ------
                                   March 31, 1995      March 31, 1994
                                   --------------      --------------
  Investment income............. $ 1,961,463         $ 1,766,038
  Net investment income.........   1,703,989  $ .18    1,510,119  $ .16
  Net realized and unrealized
   gain (loss) on investments...   1,976,583    .21     (168,246)  (.02)

                                   June 30, 1995       June 30, 1994
                                   -------------       -------------
  Investment income.............   1,975,401           1,708,496
  Net investment income.........   1,685,907    .18    1,435,236    .16
  Net realized and unrealized
   gain (loss) on investments...   6,625,469    .72   (1,900,822)  (.21)

                                   September 30, 1995  September 30, 1994
                                   ------------------  ------------------
  Investment income.............   2,128,621           1,806,347
  Net investment income.........   1,685,319    .18    1,537,026    .17
  Net realized and unrealized
   gain on investments..........   1,758,056    .19      233,582    .03

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                                      33

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                                      34